EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (70,151)	$ (74,663)
Net earnings from discontinued operations	20,810	4,125
Net loss	$ (49,341)	$ (70,538)
Weighted average shares used in computation of:
Basic (in shares)	36,393	36,166
Diluted (in shares)	36,393	36,166
Basic and diluted net earnings (loss) per share (in dollars):
Continuing Operations (in dollars per share)	$ (1.93)	$ (2.06)
Discontinued operations (in dollars per share)	0.57	0.11
Net earnings (loss) per share (in dollars)(note 12)	$ (1.36)	$ (1.95)